Trade and Other Payables (Details) - Schedule of Trade and Other Payables - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Payables [Abstract]
Trade payables (content and service providers)	$ 10,194,121	$ 12,311,919
Accrued content acquisition and royalty costs	6,130,829	10,388,153
Other payables	5,752,008	1,107,647
Other accrued expenses	2,718,597	1,767,875
Withholding taxes payable	665,003	437,300
Social security and taxes payable	493,802	259,345
Deferred purchase price	250,000	250,000
Total	$ 26,204,360	$ 26,522,239